Significant events (Details) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 27, 2025 MXN ($)	Jun. 30, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 18, 2025 MXN ($)
Significant events
Interest rate basis					TIIE 28
Spread on interest rate basis					0.60%
Aggregate amount of short term loans			$ 16,666	$ 300,000	$ 600,000
Bottom of range
Significant events
Loans maturity					P3M
Top of range
Significant events
Loans maturity					P6M
Long-term notes issued June 27, 2025
Significant events
Principal amount	$ 2,750,000
Long-term notes issued June 27, 2025, accruing interest at variable rate
Significant events
Principal amount	$ 820,000	$ 820,000
Term of loan	3 years	3 years
Interest rate basis	TIIE de Fondeo
Spread on interest rate basis	0.45%
Contractual time interval at interest payments on borrowings (in days)	28 days
Long-term notes issued June 27, 2025, accruing interest at fixed rate
Significant events
Principal amount	$ 1,930,000	$ 1,930,000
Term of loan	7 years	7 years
Contractual time interval at interest payments on borrowings (in days)	182 days
Interest rate (as a percent)	9.34%
Repayment of debt note	$ 600,000
Airport concessions
Significant events
Capital commitments						$ 16,005,044